Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Emerald Finance and Banking Innovation Fund | Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	12.11%	16.41%	15.58%	(55.87%)	39.06%	11.94%	20.55%	(19.60%)	12.57%	28.10%
Seafarer Overseas Growth and Income Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	32.48%	(5.39%)	14.31%	(11.69%)	(2.33%)	22.20%	23.19%	(18.12%)	26.20%	9.34%
Seafarer Overseas Value Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	37.77%	(3.34%)	13.33%	(0.71%)	10.04%	4.04%	21.95%	(13.93%)	23.16%